Financial Assets and Financial Liabilities_Carrying Amounts Of Financial Instruments By Category Liabilities(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	₩ 496,813,305	₩ 435,352,295
Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	11,810,058	15,368,153
Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	5,222,897	3,007,341
Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	338,580,220	305,592,771
Borrowings
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	49,827,156	37,818,860
Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	62,760,687	50,935,583
Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	28,612,287	22,629,587
Financial instruments at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	7,040,023	5,506,277
Financial instruments at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	2,025,951	2,663,327
Financial instruments at fair value through profit or loss | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	5,014,072	2,842,950
Financial instruments at fair value through profit or loss | Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments at fair value through profit or loss | Borrowings
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments at fair value through profit or loss | Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments at fair value through profit or loss | Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments designated at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	9,784,107	12,704,826
Financial instruments designated at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	9,784,107	12,704,826
Financial instruments designated at fair value through profit or loss | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments designated at fair value through profit or loss | Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments designated at fair value through profit or loss | Borrowings
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments designated at fair value through profit or loss | Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments designated at fair value through profit or loss | Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments at amortized cost
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	479,780,351	416,976,801
Financial instruments at amortized cost | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments at amortized cost | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments at amortized cost | Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	338,580,220	305,592,771
Financial instruments at amortized cost | Borrowings
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	49,827,156	37,818,860
Financial instruments at amortized cost | Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	62,760,687	50,935,583
Financial instruments at amortized cost | Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	28,612,288	22,629,587
Derivatives held for hedging
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	208,825	164,391
Derivatives held for hedging | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Derivatives held for hedging | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	208,825	164,391
Derivatives held for hedging | Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Derivatives held for hedging | Borrowings
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Derivatives held for hedging | Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Derivatives held for hedging | Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	₩ 0	₩ 0